Capital (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Details of NCIB Share Repurchases
Details of share repurchases were as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Share repurchases (millions of U.S. dollars)	-	194	718	194

Shares repurchased (number in millions)	-	1.9	6.0	1.9

Share repurchases - average price per share in U.S. dollars	-	$99.71	$120.10	$99.71

Summary of dividend declared and paid
Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Dividends declared per common share	$0.490	$0.445	$0.980	$0.890

Dividends declared	230	217	462	433

Dividends reinvested	-	(7)	(8)	(14)

Dividends paid	230	210	454	419